Balance Sheet Components - Summary of Property, Plant and Equipment (Detail) - Surrozen Inc [Member] - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Total property and equipment		$ 13,583	$ 12,442
Less accumulated depreciation and amortization		(7,747)	(5,810)
Property and equipment, net	$ 5,393	5,836	6,632
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment		7,052	7,052
Computer equipment [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment		137	137
Furniture and office equipment [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment		310	285
Lab equipment [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment		$ 6,084	$ 4,968